Operating Lease (Details Textual) - USD ($)	2 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Mar. 31, 2019
Operating Lease (Textual)
Monthly rent		$ 3,733	$ 3,733
Refundable security deposit		$ 5,000	$ 5,000
Lease expires		May 31, 2019	May 31, 2022
Rent expense	$ 5,973	$ 26,609	$ 52,541
Monthly payments			$ 7,942
Future minimum annual commitments, operating lease		$ 37,333